Summary of material accounting policies - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022
Disclosure of voluntary change in accounting policy [line items]
Funds held for clients	$ 488,727	$ 598,839
Cash and cash equivalents
Disclosure of voluntary change in accounting policy [line items]
Funds held for clients	$ 269,792	$ 504,726